Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Total Revenues	$ 1,435,054	$ 1,184,374	$ 4,959,005	$ 6,022,669
Restaurant operating expenses:
Total restaurant operating expenses	1,529,351	782,233	3,947,699	4,613,290
Costs of other revenues				114,388
Depreciation and amortization	111,257	68,692	280,955	200,885
Other expenses incurred for closed locations		3,710		321,821
Franchise advertising fund expenses	21,596	38,899	139,508
General and administrative expenses	5,129,403	1,104,036	4,244,848	4,358,131
Total Costs and Expenses	6,791,607	1,997,570	8,613,010	9,608,515
Loss from Operations	(5,356,553)	(813,196)	(3,654,005)	(3,585,846)
Other (Expense) Income:
Other expense/ income	(3,188)	(111,750)	839	96,221
Interest expense, net	(93,604)	(182,465)	(1,576,547)	(983,499)
Loss on sale of CTI				(456,169)
Inducement expense related to convertible notes			(15,102,206)
Warrant modification expense			(5,405,770)
Amortization of debt discounts	(38,918)	(376,068)	(2,647,355)	(2,275,247)
Total Other Expense, Net	(135,710)	(670,283)	(24,731,039)	(3,618,694)
Loss Before Income Tax	(5,492,263)	(1,483,479)	(28,385,044)	(7,204,540)
Income tax provision
Net Loss	(5,492,263)	(1,483,479)	(28,385,044)	(7,204,540)
Net loss attributable to the non-controlling interest				(2,071)
Net Loss Attributable to Controlling Interest	$ (5,492,263)	$ (1,483,479)	$ (28,385,044)	$ (7,202,469)
Net Loss Per Share:
Basic and Diluted	$ (0.84)	$ (1.17)	$ (17.58)	$ (5.66)
Weighted Average Number of Common Shares Outstanding:
Basic and Diluted	6,531,696	1,272,742	1,614,405	1,272,742
Company Restaurant Net Sales [Member]
Revenues:
Total Revenues	$ 1,237,427	$ 800,763
Franchise Royalties and Fees [Member]
Revenues:
Total Revenues	176,031	344,712	$ 1,352,944	$ 1,908,278
Franchise Advertising Fund Contributions [Member]
Revenues:
Total Revenues	21,596	38,899	139,508
Food and Beverage Costs [Member]
Restaurant operating expenses:
Total restaurant operating expenses	465,694	289,345	1,275,894	1,432,653
Labor [Member]
Restaurant operating expenses:
Total restaurant operating expenses	586,620	279,013	1,587,889	1,646,264
Rent [Member]
Restaurant operating expenses:
Total restaurant operating expenses	144,677	98,190	449,384	681,176
Other Restaurant Operating Expenses [Member]
Restaurant operating expenses:
Total restaurant operating expenses	$ 332,360	$ 115,685	634,532	853,197
Restaurant Sales [Member]
Revenues:
Total Revenues			3,466,553	3,869,758
Other Revenues [Member]
Revenues:
Total Revenues				$ 244,633